Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Schedule Of Available-For-Sale Securities

The amortized cost and fair value of securities as of December 31, 2013 and 2012 were as follows (dollars in thousands):

		2013		2012
		Amortized cost	Fair Value	Amortized cost	Fair Value
Available-for-sale:
	Obligations of U.S. Government agencies and corporations	$152,252	$153,465	$129,591	$131,990
	Obligations of states and political subdivisions	98,380	98,657	99,427	105,881
	Other	350	350	350	350

	Total available-for-sale	250,982	252,472	229,368	238,221

	Restricted stock	5,037	5,037	4,174	4,174

	Total	$256,019	$257,509	$233,542	$242,395

A summary of gross unrealized gains and losses on securities at December 31, 2013 and 2012 follows (dollars in thousands):

	2013		2012
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$1,888	$675	$2,865	$466
Obligations of states and
political subdivisions	2,316	2,039	6,584	130

Total available-for-sale	$4,204	$2,714	$9,449	$596

Investments Classified By Contractual Maturity Date

	Available-for-sale
	Amortized Cost	Fair Value

Due in one year or less	$28,169	$28,387
Due after one year through five years	134,708	136,677
Due after five years through ten years	73,337	73,716
Due after ten years	14,418	13,342
Other equity security having no maturity date	350	350

Total	$250,982	$252,472

Fair Value And The Unrealized Loss On Temporarily Impaired Securities

		Securities in a continuous unrealized loss position

		Less than 12 months		12 months or more
		Unrealized losses	Fair Value	Unrealized losses	Fair Value	Total Unrealized losses	Total Fair Value
2013
	Obligations of U.S.
	Government agencies and
	corporations	$653	$47,379	$22	$2,832	$675	$50,211
	Obligations of states and
	political subdivisions	1,430	34,214	609	5,062	2,039	39,276

	Total temporarily impaired
	securities	$2,083	$81,593	$631	$7,894	$2,714	$89,487

2012
	Obligations of U.S.
	Government agencies and
	corporations	$222	$24,334	$244	$14,485	$466	$38,819
	Obligations of states and
	political subdivisions	130	6,299	0	0	130	6,299

	Total temporarily impaired
	securities	$352	$30,633	$244	$14,485	$596	$45,118